SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)		6 Months Ended				12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Accounting Policies [Abstract]
Net income attributable to ordinary shareholders		$ (10,519)		$ 2,119,760		$ 4,595,982		$ 6,237,488		$ 4,590,803
Weighted-average number of ordinary shares outstanding – basic		1,285,702	[1]	891,831	[1]	913,960	[2],[3]	836,077	[2],[3]	661,583	[2],[3]
Outstanding options	[2]					5,851		3,529		3,597
Outstanding warrants	[2]									5,444
Potentially dilutive shares from outstanding options and warrants	[2]					5,851		3,529		9,041
Weighted-average number of ordinary shares outstanding – diluted		1,285,702	[1]	897,924	[1]	919,811	[2],[3]	839,606	[2],[3]	670,624	[2],[3]
Earnings per share – basic		$ (0.03)	[1]	$ 2.36	[1]	$ 5.03	[2],[3]	$ 7.47	[2],[3]	$ 6.94	[2],[3]
Earnings per share – diluted		$ (0.03)	[1]	$ 2.34	[1]	$ 5.00	[2],[3]	$ 7.43	[2],[3]	$ 6.85	[2],[3]

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.